Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-11.19%
CarGurus, Inc.(b)	39,261	$912,426
Comcast Corp., Class A	1,198,507	55,778,516
Fox Corp., Class A	100,823	3,256,583
Liberty Global Ltd., Class A (Belgium)(b)	69,892	1,376,872
Liberty Latin America Ltd., Class C(b)	65,944	469,521
Nexstar Media Group, Inc., Class A	13,838	2,459,151
Scholastic Corp.	11,509	442,406
Sinclair, Inc.(c)	16,206	254,434
Stagwell, Inc.(b)	49,197	320,764
TEGNA, Inc.	80,327	1,252,298
T-Mobile US, Inc.	327,790	52,849,582
ZipRecruiter, Inc., Class A(b)	31,076	432,578
		119,805,131
Consumer Discretionary-21.30%
Academy Sports & Outdoors, Inc.	30,240	1,896,955
Acushnet Holdings Corp.	26,662	1,688,771
Adtalem Global Education, Inc.(b)(c)	16,243	819,947
Asbury Automotive Group, Inc.(b)	8,392	1,754,432
AutoNation, Inc.(b)	17,341	2,421,844
AutoZone, Inc.(b)	7,052	19,478,541
Booking Holdings, Inc.(b)	14,229	49,907,791
Boyd Gaming Corp.	39,910	2,533,886
Brunswick Corp.(c)	28,063	2,264,123
Capri Holdings Ltd.(b)(c)	47,397	2,310,130
Cavco Industries, Inc.(b)	3,395	1,126,868
Cedar Fair L.P.	20,805	848,220
Chegg, Inc.(b)	47,231	465,225
Choice Hotels International, Inc.	20,309	2,459,826
Dave & Buster’s Entertainment, Inc.(b)	16,390	877,357
Denny’s Corp.(b)(c)	21,649	230,129
Designer Brands, Inc., Class A(c)	20,034	171,691
Dillard’s, Inc., Class A(c)	4,990	1,932,477
El Pollo Loco Holdings, Inc.(b)	12,827	118,778
Expedia Group, Inc.(b)	54,372	8,064,999
Genesco, Inc.(b)(c)	4,685	130,149
Group 1 Automotive, Inc.	5,637	1,465,958
H&R Block, Inc.(c)	58,698	2,749,414
Hibbett, Inc.(c)	4,801	319,987
Hilton Grand Vacations, Inc.(b)	44,038	1,836,385
Hilton Worldwide Holdings, Inc.	104,581	19,970,788
Jack in the Box, Inc.	8,049	627,581
KB Home	32,348	1,927,617
Landsea Homes Corp.(b)	15,414	194,062
Marriott International, Inc., Class A	119,773	28,713,181
Marriott Vacations Worldwide Corp.	14,485	1,215,147
MGM Resorts International	139,304	6,041,614
Murphy USA, Inc.	8,677	3,058,816
ODP Corp. (The)(b)	15,243	779,527
O’Reilly Automotive, Inc.(b)	24,127	24,683,127
Papa John’s International, Inc.	13,358	981,546
Penske Automotive Group, Inc.(c)	27,411	4,066,970
PulteGroup, Inc.	87,923	9,193,229
PVH Corp.(c)	24,321	2,924,843
RH(b)	7,430	1,883,356
Solo Brands, Inc., Class A(b)	23,591	65,819
Sonic Automotive, Inc., Class A(c)	8,914	450,692
Toll Brothers, Inc.	42,458	4,218,202
Travel + Leisure Co.	29,534	1,193,764
Vail Resorts, Inc.	15,483	3,437,226
	Shares	Value
Consumer Discretionary-(continued)
Valvoline, Inc.(b)	53,281	$1,944,224
Wyndham Hotels & Resorts, Inc.	33,833	2,636,606
		228,081,820
Consumer Staples-0.27%
Beauty Health Co. (The)(b)	53,533	156,852
Lifeway Foods, Inc.(b)	5,991	74,588
Seaboard Corp.	396	1,426,788
Seneca Foods Corp., Class A(b)(c)	2,231	119,091
Spectrum Brands Holdings, Inc.	14,399	1,132,049
		2,909,368
Energy-8.61%
California Resources Corp.	27,984	1,334,277
CNX Resources Corp.(b)(c)	64,783	1,308,617
CONSOL Energy, Inc.	12,646	1,196,312
Delek US Holdings, Inc.	26,073	704,753
Helmerich & Payne, Inc.	40,548	1,632,462
HF Sinclair Corp.	81,563	4,607,494
Liberty Energy, Inc., Class A	68,761	1,429,541
Marathon Oil Corp.	238,674	5,453,701
Marathon Petroleum Corp.	154,847	25,642,663
Newpark Resources, Inc.(b)	34,700	225,203
Overseas Shipholding Group, Inc., Class A	29,514	180,035
Peabody Energy Corp.	53,465	1,427,515
Phillips 66	179,422	25,892,389
SM Energy Co.	47,435	1,758,890
Solaris Oilfield Infrastructure, Inc., Class A	12,472	93,540
Valero Energy Corp.	138,843	19,285,293
		92,172,685
Financials-19.59%
Affiliated Managers Group, Inc.	13,788	2,052,206
Aflac, Inc.	238,320	20,099,909
American International Group, Inc.	286,304	19,900,991
Brighthouse Financial, Inc.(b)	26,184	1,355,546
Cannae Holdings, Inc.(b)	28,838	583,969
Citizens Financial Group, Inc.	190,134	6,217,382
Discover Financial Services	101,978	10,760,718
Eagle Bancorp, Inc.	12,204	302,537
Employers Holdings, Inc.	10,489	437,601
Enova International, Inc.(b)	12,181	663,012
Equitable Holdings, Inc.	138,041	4,512,560
Euronet Worldwide, Inc.(b)	18,809	1,874,317
First Bancorp	70,370	1,173,772
Fiserv, Inc.(b)	244,766	34,724,952
Genworth Financial, Inc., Class A(b)	183,928	1,134,836
HarborOne Bancorp, Inc.(c)	18,665	203,822
Hartford Financial Services Group, Inc. (The)	122,659	10,666,427
International Money Express, Inc.(b)	14,219	292,911
Jefferies Financial Group, Inc.	94,380	3,846,929
Loews Corp.	91,046	6,633,612
MBIA, Inc.(b)	20,856	126,804
MetLife, Inc.	301,863	20,925,143
MGIC Investment Corp.	113,092	2,243,745
Mr. Cooper Group, Inc.(b)	26,859	1,809,222
Navient Corp.(c)	47,948	825,665
Northeast Community Bancorp, Inc.	5,790	99,762
Northfield Bancorp, Inc.	18,334	220,558
Old Republic International Corp.	114,343	3,206,178
Open Lending Corp., Class A(b)	48,838	358,471
Oppenheimer Holdings, Inc., Class A	4,190	156,622
Pathward Financial, Inc.(c)	10,599	548,816
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
PayPal Holdings, Inc.(b)	439,685	$26,974,675
Primerica, Inc.	14,287	3,345,444
ProAssurance Corp.	20,786	279,780
PROG Holdings, Inc.(b)	18,239	558,843
SLM Corp.	92,277	1,834,467
Southside Bancshares, Inc.	12,315	385,459
State Street Corp.	125,846	9,296,244
Synchrony Financial	168,757	6,559,585
Virtu Financial, Inc., Class A	36,898	619,517
Waterstone Financial, Inc.(c)	8,391	111,600
Western Union Co. (The)	148,592	1,867,801
		209,792,410
Health Care-14.38%
AMN Healthcare Services, Inc.(b)(c)	15,411	1,140,568
AnaptysBio, Inc.(b)	10,838	255,777
Azenta, Inc.(b)	22,723	1,481,540
Bruker Corp.	56,447	4,036,525
Cardinal Health, Inc.	100,514	10,975,124
Centene Corp.(b)	217,857	16,406,811
Cross Country Healthcare, Inc.(b)	14,335	304,619
Cullinan Oncology, Inc.(b)	17,447	264,147
HCA Healthcare, Inc.	109,157	33,281,969
Innoviva, Inc.(b)	26,136	423,403
Integra LifeSciences Holdings Corp.(b)	31,881	1,280,022
Johnson & Johnson	335,298	53,278,852
McKesson Corp.	54,265	27,126,531
Tenet Healthcare Corp.(b)	41,415	3,426,677
Theravance Biopharma, Inc.(b)(c)	20,308	192,520
Zynex, Inc.(b)	13,825	163,688
		154,038,773
Industrials-18.28%
Advanced Drainage Systems, Inc.	31,772	4,143,704
Air Transport Services Group, Inc.(b)	26,619	412,328
ASGN, Inc.(b)	19,249	1,786,692
Atkore, Inc.(b)(c)	15,219	2,321,354
Avis Budget Group, Inc.(c)	14,772	2,418,324
Builders FirstSource, Inc.(b)	50,303	8,739,140
CACI International, Inc., Class A(b)	9,085	3,122,787
Carlisle Cos., Inc.	19,854	6,239,318
Core & Main, Inc., Class A(b)	73,030	3,016,869
CSG Systems International, Inc.	12,100	608,751
CSX Corp.	805,901	28,770,666
Deere & Co.	114,293	44,983,439
DXP Enterprises, Inc.(b)	6,597	212,555
Encore Wire Corp.(c)	6,434	1,450,867
Expeditors International of Washington, Inc.	59,292	7,490,358
Greenbrier Cos., Inc. (The)	12,695	577,115
Griffon Corp.	21,274	1,239,423
Hertz Global Holdings, Inc.(b)	126,936	1,059,916
HireRight Holdings Corp.(b)	27,587	342,079
Huron Consulting Group, Inc.(b)(c)	7,646	791,590
Kelly Services, Inc., Class A	13,031	267,787
Liquidity Services, Inc.(b)	12,543	218,875
Lockheed Martin Corp.	101,179	43,447,275
Matson, Inc.	14,247	1,596,092
Radiant Logistics, Inc.(b)	19,129	117,452
Ryder System, Inc.	18,075	2,052,778
SkyWest, Inc.(b)	16,698	889,336
Sun Country Airlines Holdings, Inc.(b)	22,077	300,468
TaskUS, Inc., Class A (Philippines)(b)	7,866	97,853
Textron, Inc.	79,934	6,771,209
	Shares	Value
Industrials-(continued)
TriNet Group, Inc.(b)(c)	20,598	$2,341,993
Verisk Analytics, Inc.	59,128	14,281,186
WillScot Mobile Mini Holdings Corp.(b)	78,150	3,696,495
		195,806,074
Information Technology-1.95%
AppLovin Corp., Class A(b)	107,924	4,438,914
Arrow Electronics, Inc.(b)	22,087	2,454,970
DigitalOcean Holdings, Inc.(b)(c)	35,076	1,182,763
DXC Technology Co.(b)	78,971	1,721,568
GoDaddy, Inc., Class A(b)	57,431	6,125,590
Hackett Group, Inc. (The)	11,108	256,817
Insight Enterprises, Inc.(b)	13,285	2,454,271
InterDigital, Inc.	10,482	1,101,134
Magnachip Semiconductor Corp. (South Korea)(b)	15,808	103,226
ON24, Inc.	16,925	129,476
Xerox Holdings Corp.(c)	50,123	925,271
		20,894,000
Materials-3.32%
Alpha Metallurgical Resources, Inc.(c)	5,417	2,162,683
Ashland, Inc.	20,905	1,957,126
Berry Global Group, Inc.	47,103	3,083,362
DuPont de Nemours, Inc.	175,379	10,838,422
Eagle Materials, Inc.	14,227	3,219,286
Ecovyst, Inc.(b)	47,355	438,507
Huntsman Corp.	72,549	1,780,352
LSB Industries, Inc.(b)(c)	30,319	225,573
Olin Corp.	49,978	2,602,355
Ryerson Holding Corp.	13,936	478,284
Steel Dynamics, Inc.	65,992	7,964,575
Sylvamo Corp.	16,946	786,803
		35,537,328
Real Estate-0.53%
Douglas Emmett, Inc.	67,999	921,386
Farmland Partners, Inc.	19,651	220,484
JBG SMITH Properties, (Acquired 01/31/2023 - 01/31/2024; Cost $752,963)(c)(d)	39,028	624,448
National Storage Affiliates Trust	33,882	1,265,493
Park Hotels & Resorts, Inc.	85,635	1,291,376
Pebblebrook Hotel Trust	49,143	747,957
Xenia Hotels & Resorts, Inc.	42,903	571,897
		5,643,041
Utilities-0.56%
Vistra Corp.	145,816	5,982,830
Total Common Stocks & Other Equity Interests (Cost $1,038,815,072)		1,070,663,460
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $991,038)	991,038	991,038
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,039,806,110)		1,071,654,498

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.50%
Invesco Private Government Fund, 5.29%(e)(f)(g)	16,122,244	$16,122,244
Invesco Private Prime Fund, 5.52%(e)(f)(g)	42,764,302	42,794,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,915,898)		58,916,481
TOTAL INVESTMENTS IN SECURITIES-105.58% (Cost $1,098,722,008)		1,130,570,979
OTHER ASSETS LESS LIABILITIES-(5.58)%		(59,715,688)
NET ASSETS-100.00%		$1,070,855,291
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,506,793	$29,071,026	$(29,586,781)	$-	$-	$991,038	$50,058
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,713,158	204,490,816	(213,081,730)	-	-	16,122,244	893,010*
Invesco Private Prime Fund	63,589,279	420,276,113	(441,100,471)	11,346	17,970	42,794,237	2,387,683*
Total	$89,809,230	$653,837,955	$(683,768,982)	$11,346	$17,970	$59,907,519	$3,330,751

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.11%
Cogent Communications Holdings, Inc.(b)	1,673	$129,155
Comcast Corp., Class A	137,894	6,417,587
Interpublic Group of Cos., Inc. (The)(b)	13,157	434,049
John Wiley & Sons, Inc., Class A(b)	1,574	53,264
Telephone & Data Systems, Inc.	3,618	69,502
Verizon Communications, Inc.	144,391	6,114,959
		13,218,516
Consumer Discretionary-5.84%
Best Buy Co., Inc.	7,450	540,051
Brunswick Corp.(b)	2,343	189,033
Churchill Downs, Inc.(b)	2,545	307,869
Dillard’s, Inc., Class A(b)	434	168,075
Genuine Parts Co.	4,805	673,805
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 06/16/2023; Cost $17,448)(b)(c)	549	18,611
Home Depot, Inc. (The)	34,150	12,053,584
Leggett & Platt, Inc.(b)	4,565	105,954
Lithia Motors, Inc., Class A(b)	960	283,056
Lowe’s Cos., Inc.	19,761	4,205,931
McDonald’s Corp.	24,915	7,293,119
Monro, Inc.(b)	1,097	34,950
NIKE, Inc., Class B	41,931	4,257,254
Polaris, Inc.(b)	1,942	174,702
Pool Corp.(b)	1,350	501,188
Service Corp. International(b)	5,069	340,231
Shoe Carnival, Inc.(b)	955	24,353
Starbucks Corp.	38,942	3,622,774
Thor Industries, Inc.(b)	1,834	207,279
Tractor Supply Co.(b)	3,715	834,389
Whirlpool Corp.	1,889	206,883
Williams-Sonoma, Inc.(b)	2,209	427,199
Worthington Enterprises, Inc.(b)	1,712	97,652
		36,567,942
Consumer Staples-12.78%
Altria Group, Inc.	60,589	2,430,831
Andersons, Inc. (The)(b)	1,178	62,092
Archer-Daniels-Midland Co.	18,265	1,015,169
Brown-Forman Corp., Class B(b)	10,620	583,038
Casey’s General Stores, Inc.	1,300	352,768
Church & Dwight Co., Inc.	8,453	844,032
Clorox Co. (The)	4,242	616,151
Coca-Cola Co. (The)	148,462	8,832,004
Colgate-Palmolive Co.	28,211	2,375,366
Costco Wholesale Corp.	15,189	10,554,532
Flowers Foods, Inc.(b)	7,222	164,662
Hershey Co. (The)	5,144	995,570
Hormel Foods Corp.	18,722	568,587
Ingredion, Inc.	2,246	241,602
J&J Snack Foods Corp.(b)	675	107,480
J. M. Smucker Co. (The)	3,504	460,951
Kellanova	11,721	641,842
Kimberly-Clark Corp.	11,590	1,402,042
Kroger Co. (The)	24,638	1,136,797
Lancaster Colony Corp.(b)	960	176,429
McCormick & Co., Inc.	8,595	585,835
Nu Skin Enterprises, Inc., Class A(b)	1,712	31,775
PepsiCo, Inc.	47,198	7,954,279
Philip Morris International, Inc.	53,188	4,832,130
Procter & Gamble Co. (The)	80,876	12,708,855
	Shares	Value
Consumer Staples-(continued)
SpartanNash Co.	1,208	$27,095
Sysco Corp.	17,282	1,398,632
Target Corp.	15,821	2,200,385
Tootsie Roll Industries, Inc.(b)	1,402	45,691
Tyson Foods, Inc., Class A	9,780	535,553
Universal Corp.(b)	857	49,663
Walgreens Boots Alliance, Inc.	29,597	668,004
Walmart, Inc.	92,363	15,262,986
WD-40 Co.(b)	473	122,498
		79,985,326
Energy-4.43%
Chevron Corp.	64,800	9,553,464
Enterprise Products Partners L.P.	74,400	1,990,944
Exxon Mobil Corp.	135,950	13,977,019
Phillips 66	15,063	2,173,742
		27,695,169
Financials-18.37%
1st Source Corp.	852	44,534
Aflac, Inc.	20,016	1,688,149
Allstate Corp. (The)	8,958	1,390,730
American Financial Group, Inc.	2,866	345,066
Ameriprise Financial, Inc.	3,473	1,343,461
Aon PLC, Class A	6,871	2,050,513
Arbor Realty Trust, Inc.(b)	6,462	85,945
Arthur J. Gallagher & Co.	7,392	1,716,127
Associated Banc-Corp(b)	5,173	108,685
Assurant, Inc.	1,806	303,318
Assured Guaranty Ltd.	1,969	159,745
Atlantic Union Bankshares Corp.	2,560	87,450
AXIS Capital Holdings Ltd.	2,917	173,620
BancFirst Corp.(b)	1,149	101,698
Bank of Marin Bancorp(b)	587	11,493
Bank of New York Mellon Corp. (The)	26,345	1,461,094
Bank OZK(b)	3,881	175,072
BlackRock, Inc.	5,104	3,952,078
BOK Financial Corp.	2,262	189,646
Brown & Brown, Inc.	9,758	756,830
Cadence Bank	6,257	166,561
Cambridge Bancorp(b)	285	19,548
Cass Information Systems, Inc.(b)	474	20,458
Cboe Global Markets, Inc.	3,627	666,824
Chubb Ltd.	13,977	3,424,365
Cincinnati Financial Corp.	5,389	597,101
City Holding Co.(b)	518	52,945
CME Group, Inc., Class A	12,331	2,538,213
CNO Financial Group, Inc.(b)	3,882	105,513
Cohen & Steers, Inc.(b)	1,682	118,446
Commerce Bancshares, Inc.(b)	4,467	232,820
Community Bank System, Inc.(b)	1,842	84,308
Community Trust Bancorp, Inc.	628	26,062
Cullen/Frost Bankers, Inc.	2,206	234,101
Discover Financial Services	8,552	902,407
Erie Indemnity Co., Class A(b)	1,583	547,449
Evercore, Inc., Class A(b)	1,315	225,825
FactSet Research Systems, Inc.	1,326	631,070
Federal Agricultural Mortgage Corp., Class C(b)	325	60,544
Fidelity National Financial, Inc.(b)	9,323	466,430
Fifth Third Bancorp	23,330	798,819
First American Financial Corp.(b)	3,539	213,579
First Community Bankshares, Inc.	647	22,179
First Financial Bankshares, Inc.(b)	4,875	152,246
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
First Financial Corp.(b)	410	$16,162
First Merchants Corp.(b)	2,067	69,885
First of Long Island Corp. (The)	821	9,868
Franklin Resources, Inc.	16,940	451,112
German American Bancorp, Inc.	1,032	34,190
Glacier Bancorp, Inc.	3,822	147,759
Globe Life, Inc.	3,226	396,217
Goldman Sachs Group, Inc. (The)	11,177	4,292,080
Hanover Insurance Group, Inc. (The)	1,248	164,748
Hartford Financial Services Group, Inc. (The)	10,293	895,079
Heritage Financial Corp.	1,218	24,543
Hingham Institution for Savings (The)(b)	78	14,419
Home BancShares, Inc.(b)	6,946	162,814
Horace Mann Educators Corp.	1,425	52,483
Horizon Bancorp, Inc.(b)	1,560	20,452
Huntington Bancshares, Inc.	49,605	631,472
Independent Bank Corp.	1,530	85,818
International Bancshares Corp.(b)	2,152	113,755
Jack Henry & Associates, Inc.	2,483	411,756
JPMorgan Chase & Co.	99,195	17,295,640
KeyCorp	32,064	465,890
Lakeland Financial Corp.	887	59,394
Lincoln National Corp.(b)	5,805	159,347
MarketAxess Holdings, Inc.	1,323	298,350
Marsh & McLennan Cos., Inc.	16,888	3,273,570
Mastercard, Inc., Class A	31,923	14,340,769
Mercantile Bank Corp.	583	23,372
MetLife, Inc.	25,366	1,758,371
MidWestOne Financial Group, Inc.(b)	571	14,561
Moody’s Corp.	6,270	2,458,091
Morningstar, Inc.(b)	1,490	416,157
Nasdaq, Inc.	19,757	1,141,362
NBT Bancorp, Inc.(b)	1,607	57,161
Northwest Bancshares, Inc.	4,306	53,265
Old Republic International Corp.(b)	9,610	269,464
PNC Financial Services Group, Inc. (The)	13,640	2,062,504
Premier Financial Corp.	1,247	26,050
Primerica, Inc.(b)	1,223	286,378
Principal Financial Group, Inc.	8,175	646,643
Prosperity Bancshares, Inc.	3,198	204,384
Prudential Financial, Inc.	12,359	1,296,830
Raymond James Financial, Inc.	7,135	786,134
Regions Financial Corp.	31,847	594,584
Reinsurance Group of America, Inc.	2,271	394,904
RenaissanceRe Holdings Ltd. (Bermuda)	1,756	401,825
RLI Corp.	1,563	213,146
S&P Global, Inc.	10,886	4,880,738
S&T Bancorp, Inc.	1,334	44,476
Sandy Spring Bancorp, Inc.	1,555	37,911
SEI Investments Co.(b)	4,497	284,390
Simmons First National Corp., Class A(b)	4,275	81,268
Southern Missouri Bancorp, Inc.(b)	412	17,967
Southside Bancshares, Inc.(b)	1,054	32,990
SouthState Corp.	2,596	215,728
State Street Corp.	10,566	780,510
Stock Yards Bancorp, Inc.(b)	1,023	50,864
T. Rowe Price Group, Inc.	7,653	829,968
Tompkins Financial Corp.	501	24,744
Towne Bank(b)	2,555	71,821
Travelers Cos., Inc. (The)	7,825	1,653,892
TriCo Bancshares(b)	1,161	42,202
Truist Financial Corp.	45,700	1,693,642
	Shares	Value
Financials-(continued)
U.S. Bancorp	53,349	$2,216,117
UMB Financial Corp.	1,660	136,950
United Bankshares, Inc.(b)	4,622	165,699
Unum Group	6,693	323,540
Visa, Inc., Class A	54,220	14,816,157
W.R. Berkley Corp.(b)	8,825	722,591
WaFd, Inc.(b)	2,249	65,311
Washington Trust Bancorp, Inc.	619	17,214
WesBanco, Inc.(b)	2,054	60,264
Westamerica Bancorporation	930	44,380
Zions Bancorporation N.A.	5,072	212,517
		114,969,676
Health Care-13.97%
Abbott Laboratories	59,611	6,744,985
Agilent Technologies, Inc.	10,036	1,305,684
Amgen, Inc.	18,376	5,774,842
Atrion Corp.(b)	61	20,740
Becton, Dickinson and Co.	9,960	2,378,548
Bristol-Myers Squibb Co.	69,702	3,406,337
Cardinal Health, Inc.	8,456	923,311
Cencora, Inc.(b)	6,888	1,602,700
Chemed Corp.(b)	526	311,807
Elevance Health, Inc.	8,054	3,974,166
Ensign Group, Inc. (The)(b)	1,939	219,534
Humana, Inc.	4,209	1,591,254
Johnson & Johnson	82,593	13,124,028
LeMaitre Vascular, Inc.(b)	777	45,097
McKesson Corp.	4,556	2,277,499
Medtronic PLC	45,560	3,988,322
Merck & Co., Inc.	86,973	10,504,599
National HealthCare Corp.(b)	535	49,776
Perrigo Co. PLC	4,642	148,915
Pfizer, Inc.	193,948	5,252,112
Quest Diagnostics, Inc.	3,871	497,152
ResMed, Inc.	5,046	959,749
STERIS PLC(b)	3,390	742,240
Stryker Corp.	13,025	4,369,627
UnitedHealth Group, Inc.	31,737	16,241,092
West Pharmaceutical Services, Inc.	2,524	941,528
		87,395,644
Industrials-12.51%
3M Co.	18,926	1,785,668
A.O. Smith Corp.	4,199	325,884
ABM Industries, Inc.(b)	2,258	92,104
Apogee Enterprises, Inc.	770	40,664
Applied Industrial Technologies, Inc.	1,353	238,750
Automatic Data Processing, Inc.	14,092	3,463,532
Booz Allen Hamilton Holding Corp.	4,463	628,257
Brady Corp., Class A	1,562	94,079
Broadridge Financial Solutions, Inc.	4,019	820,680
C.H. Robinson Worldwide, Inc.	3,984	335,015
Carlisle Cos., Inc.	1,670	524,814
Caterpillar, Inc.	17,446	5,239,208
Cintas Corp.	3,496	2,113,577
Comfort Systems USA, Inc.	1,246	270,968
CSX Corp.	67,685	2,416,354
Cummins, Inc.	4,859	1,162,759
Donaldson Co., Inc.	4,125	266,434
Douglas Dynamics, Inc.(b)	802	20,170
Dover Corp.	4,795	718,195
Eaton Corp. PLC	13,673	3,364,652

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Emerson Electric Co.	19,518	$1,790,386
Expeditors International of Washington, Inc.	4,987	630,008
Fastenal Co.	19,564	1,334,852
Franklin Electric Co., Inc.	1,577	148,648
GATX Corp.(b)	1,239	151,963
General Dynamics Corp.	9,349	2,477,392
Gorman-Rupp Co. (The)(b)	914	30,518
Graco, Inc.(b)	5,774	492,522
Griffon Corp.(b)	1,791	104,344
HEICO Corp.(b)	1,885	338,527
Hillenbrand, Inc.(b)	2,382	110,930
HNI Corp.(b)	1,588	64,663
Honeywell International, Inc.(b)	22,645	4,580,178
Hubbell, Inc.	1,842	618,120
Huntington Ingalls Industries, Inc.	1,386	358,863
Hyster-Yale Materials Handling, Inc.	487	32,006
IDEX Corp.	2,581	545,882
Illinois Tool Works, Inc.	10,297	2,686,487
Insperity, Inc.(b)	1,301	149,212
ITT, Inc.	2,807	339,029
J.B. Hunt Transport Services, Inc.	3,541	711,670
L3Harris Technologies, Inc.	6,498	1,354,313
Lennox International, Inc.	1,240	530,918
Lincoln Electric Holdings, Inc.(b)	1,967	437,107
Lindsay Corp.	385	50,092
Lockheed Martin Corp.	8,513	3,655,567
ManpowerGroup, Inc.	1,674	124,110
Matthews International Corp., Class A	1,060	34,874
McGrath RentCorp(b)	855	107,431
MDU Resources Group, Inc.	6,984	136,258
MSA Safety, Inc.(b)	1,372	226,421
Nordson Corp.	1,961	493,623
Northrop Grumman Corp.	5,175	2,311,983
Paychex, Inc.	12,374	1,506,287
Regal Rexnord Corp.(b)	2,286	305,090
Republic Services, Inc.	10,777	1,844,160
Robert Half, Inc.(b)	3,637	289,287
Rockwell Automation, Inc.	3,915	991,591
RTX Corp.	49,424	4,503,515
Ryder System, Inc.(b)	1,553	176,374
Snap-on, Inc.	1,813	525,643
Standex International Corp.	415	61,279
Stanley Black & Decker, Inc.	5,257	490,478
Tennant Co.	652	61,627
Toro Co. (The)(b)	3,569	330,061
Trane Technologies PLC	7,796	1,964,982
Trinity Industries, Inc.(b)	2,766	69,537
UFP Industries, Inc.(b)	2,128	241,422
Union Pacific Corp.	20,896	5,097,161
United Parcel Service, Inc., Class B	24,775	3,515,572
W.W. Grainger, Inc.	1,703	1,525,275
Waste Management, Inc.	13,795	2,560,766
Watts Water Technologies, Inc., Class A(b)	955	189,100
Xylem, Inc.	8,268	929,654
		78,259,522
Information Technology-21.14%
Accenture PLC, Class A	21,551	7,841,978
Amphenol Corp., Class A	20,502	2,072,752
Analog Devices, Inc.	16,999	3,269,928
Apple, Inc.	125,458	23,134,455
Badger Meter, Inc.	1,024	147,446
Broadcom, Inc.	16,027	18,911,860
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	139,582	$7,004,225
Corning, Inc.	29,222	949,423
HP, Inc.	33,849	971,805
International Business Machines Corp.	31,371	5,761,598
Intuit, Inc.	9,595	6,057,611
KLA Corp.	4,656	2,765,850
Littelfuse, Inc.(b)	869	210,211
Microchip Technology, Inc.	18,532	1,578,556
Microsoft Corp.	62,891	25,004,204
Motorola Solutions, Inc.	5,676	1,813,482
Oracle Corp.	94,022	10,502,257
Power Integrations, Inc.(b)	1,955	146,547
QUALCOMM, Inc.	38,213	5,675,012
Roper Technologies, Inc.	3,670	1,970,790
TE Connectivity Ltd.	10,642	1,513,186
Texas Instruments, Inc.	31,198	4,995,424
		132,298,600
Materials-2.87%
Air Products and Chemicals, Inc.	7,609	1,945,697
Albemarle Corp.(b)	4,008	459,878
AptarGroup, Inc.	2,267	294,438
Ashland, Inc.(b)	1,759	164,678
Avery Dennison Corp.	2,752	548,886
Avient Corp.(b)	3,102	112,323
Balchem Corp.(b)	1,125	157,680
Cabot Corp.(b)	1,901	137,062
Celanese Corp.(b)	3,741	547,271
Eastman Chemical Co.	4,051	338,461
Ecolab, Inc.	9,776	1,937,799
H.B. Fuller Co.	1,854	140,478
Hawkins, Inc.(b)	731	48,663
International Flavors & Fragrances, Inc.	8,734	704,659
Kaiser Aluminum Corp.(b)	559	36,279
LyondellBasell Industries N.V., Class A	11,116	1,046,238
Materion Corp.(b)	720	84,218
Nucor Corp.	8,434	1,576,568
Packaging Corp. of America	3,070	509,252
PPG Industries, Inc.	8,084	1,140,167
Quaker Chemical Corp.(b)	628	119,282
Reliance Steel & Aluminum Co.(b)	1,977	564,275
Royal Gold, Inc.(b)	2,263	258,865
RPM International, Inc.(b)	4,409	470,264
Scotts Miracle-Gro Co. (The)(b)	1,937	108,976
Sensient Technologies Corp.	1,474	91,432
Sherwin-Williams Co. (The)	8,807	2,680,675
Silgan Holdings, Inc.(b)	3,658	168,048
Sonoco Products Co.(b)	3,352	190,729
Steel Dynamics, Inc.	5,531	667,536
Stepan Co.(b)	781	69,720
Westlake Corp.(b)	4,385	606,665
		17,927,162
Real Estate-1.89%
Agree Realty Corp.	3,450	205,655
Alexandria Real Estate Equities, Inc.(b)	5,948	719,113
American Tower Corp.	15,978	3,126,096
CTO Realty Growth, Inc.(b)	826	13,654
CubeSmart(b)	7,702	332,880
Digital Realty Trust, Inc.	10,366	1,456,008
EastGroup Properties, Inc.	1,588	281,759
Equity LifeStyle Properties, Inc.(b)	6,389	432,471
Essex Property Trust, Inc.(b)	2,211	515,760

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Extra Space Storage, Inc.	7,228	$1,044,012
Healthcare Realty Trust, Inc.(b)	13,009	209,575
Kennedy-Wilson Holdings, Inc.(b)	4,753	49,669
Medical Properties Trust, Inc.(b)	20,393	63,218
Mid-America Apartment Communities, Inc.	3,985	503,624
NNN REIT, Inc.	6,251	252,165
Realty Income Corp.	24,799	1,348,818
STAG Industrial, Inc.	6,220	229,767
Terreno Realty Corp.(b)	2,922	174,531
UDR, Inc.	11,276	406,162
Universal Health Realty Income Trust(b)	503	20,024
W.P. Carey, Inc.(b)	7,486	463,833
		11,848,794
Utilities-4.06%
AES Corp. (The)	22,933	382,522
ALLETE, Inc.(b)	1,983	117,215
Alliant Energy Corp.	8,731	424,851
American Electric Power Co., Inc.	18,003	1,406,754
American States Water Co.	1,291	96,309
American Water Works Co., Inc.	6,679	828,330
Artesian Resources Corp., Class A(b)	342	12,483
Atmos Energy Corp.	5,095	580,524
Avista Corp.(b)	2,642	89,854
Black Hills Corp.	2,323	120,239
Brookfield Infrastructure Partners L.P. (Canada)	15,837	497,123
California Water Service Group	1,994	90,268
Chesapeake Utilities Corp.(b)	776	78,593
CMS Energy Corp.	10,008	572,057
Consolidated Edison, Inc.	11,815	1,073,984
DTE Energy Co.	7,053	743,527
Duke Energy Corp.	26,402	2,530,104
Edison International	13,153	887,564
Essential Utilities, Inc.	9,359	335,614
Evergy, Inc.	7,872	399,661
Eversource Energy	11,958	648,363
IDACORP, Inc.	1,736	160,719
MGE Energy, Inc.(b)	1,262	81,386
Middlesex Water Co.(b)	621	34,757
National Fuel Gas Co.	3,129	147,564
New Jersey Resources Corp.	3,338	136,291
NextEra Energy, Inc.	70,293	4,121,279
NiSource, Inc.	14,166	367,891
Northwest Natural Holding Co.	1,283	47,291
	Shares	Value
Utilities-(continued)
NorthWestern Energy Group, Inc.(b)	2,108	$101,437
OGE Energy Corp.(b)	6,863	228,126
Pinnacle West Capital Corp.	3,873	266,850
Portland General Electric Co.(b)	3,467	141,904
Public Service Enterprise Group, Inc.	17,071	989,947
Sempra	21,556	1,542,547
SJW Group	1,114	66,328
Southern Co. (The)	37,363	2,597,476
Southwest Gas Holdings, Inc.(b)	2,438	143,062
Spire, Inc.(b)	1,827	103,719
UGI Corp.(b)	7,215	159,740
WEC Energy Group, Inc.	10,805	872,612
Xcel Energy, Inc.	18,909	1,132,082
York Water Co. (The)	521	18,694
		25,377,641
Total Common Stocks & Other Equity Interests (Cost $517,012,491)		625,543,992
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $222,188)	222,188	222,188
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $517,234,679)		625,766,180
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.28%
Invesco Private Government Fund, 5.29%(d)(e)(f)	5,729,195	5,729,195
Invesco Private Prime Fund, 5.52%(d)(e)(f)	14,808,607	14,818,973
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,547,390)		20,548,168
TOTAL INVESTMENTS IN SECURITIES-103.29% (Cost $537,782,069)		646,314,348
OTHER ASSETS LESS LIABILITIES-(3.29)%		(20,610,730)
NET ASSETS-100.00%		$625,703,618

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$500,280	$15,395,092	$(15,673,184)	$-	$-	$222,188	$14,701
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,116,113	96,647,538	(100,034,456)	-	-	5,729,195	282,765*
Invesco Private Prime Fund	23,206,857	219,667,013	(228,065,247)	1,442	8,908	14,818,973	749,217*
Total	$32,823,250	$331,709,643	$(343,772,887)	$1,442	$8,908	$20,770,356	$1,046,683

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-11.15%
Verizon Communications, Inc.	766,769	$32,472,667
Consumer Discretionary-7.53%
Home Depot, Inc. (The)	26,479	9,346,028
McDonald’s Corp.	26,652	7,801,574
NIKE, Inc., Class B	47,059	4,777,900
		21,925,502
Consumer Staples-17.52%
Coca-Cola Co. (The)	181,208	10,780,064
Procter & Gamble Co. (The)	54,819	8,614,258
Walgreens Boots Alliance, Inc.	1,185,857	26,764,792
Walmart, Inc.	29,429	4,863,142
		51,022,256
Energy-3.90%
Chevron Corp.	77,057	11,360,514
Financials-15.71%
American Express Co.	33,156	6,655,735
Goldman Sachs Group, Inc. (The)	35,478	13,623,907
JPMorgan Chase & Co.	65,333	11,391,462
Travelers Cos., Inc. (The)	53,333	11,272,463
Visa, Inc., Class A(b)	10,271	2,806,653
		45,750,220
Health Care-13.67%
Amgen, Inc.	44,049	13,842,839
Johnson & Johnson	63,058	10,019,916
Merck & Co., Inc.	84,473	10,202,649
UnitedHealth Group, Inc.	11,279	5,771,915
		39,837,319
Industrials-11.05%
3M Co.	181,982	17,170,002
Caterpillar, Inc.	22,515	6,761,479
Honeywell International, Inc.	40,841	8,260,501
		32,191,982
Information Technology-13.17%
Apple, Inc.	9,916	1,828,510
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	164,979	$8,278,646
Intel Corp.	128,680	5,543,534
International Business Machines Corp.	105,234	19,327,277
Microsoft Corp.	8,500	3,379,430
		38,357,397
Materials-6.04%
Dow, Inc.	328,451	17,604,974
Total Common Stocks & Other Equity Interests (Cost $289,153,345)		290,522,831
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $82,528)	82,528	82,528
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $289,235,873)		290,605,359
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 5.29%(c)(d)(e)	660,730	660,730
Invesco Private Prime Fund, 5.52%(c)(d)(e)	1,697,829	1,699,017
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,359,747)		2,359,747
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $291,595,620)		292,965,106
OTHER ASSETS LESS LIABILITIES-(0.58)%		(1,698,732)
NET ASSETS-100.00%		$291,266,374
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,513,763	$(9,431,235)	$-	$-	$82,528	$7,703
See accompanying notes which are an integral part of this schedule.

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,005,613	$92,488,432	$(93,833,315)	$-	$-	$660,730	$115,029*
Invesco Private Prime Fund	5,157,290	197,525,881	(200,988,619)	-	4,465	1,699,017	300,777*
Total	$7,162,903	$299,528,076	$(304,253,169)	$-	$4,465	$2,442,275	$423,509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2024
(Unaudited)
	Shares	Value
Preferred Stocks-99.84%
Banks-50.61%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	480,559	$9,082,565
Series QQ, Pfd., 4.25%(b)	684,247	13,301,762
Series NN, Pfd., 4.38%(b)	566,578	11,280,568
Series SS, Pfd., 4.75%(b)	362,255	7,763,125
Series LL, Pfd., 5.00%	698,056	15,838,891
Series KK, Pfd., 5.38%	739,849	17,697,188
Series HH, Pfd., 5.88%	450,737	11,272,932
Series GG, Pfd., 6.00%(b)	714,030	18,043,538
Bank OZK, Series A, Pfd., 4.63%	254,618	4,341,237
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	328,354	6,839,614
Series D, Pfd., 6.35%(c)	220,303	5,346,754
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	182,561	4,153,263
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	258,580	5,543,955
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	375,604	7,358,082
Series J, Pfd., 6.88%(c)	246,857	6,003,562
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,051,366	20,585,746
Series JJ, Pfd., 4.55%(b)	788,975	16,529,026
Series LL, Pfd., 4.63%(b)	973,543	20,736,466
Series GG, Pfd., 4.75%(b)	475,705	10,603,464
Series DD, Pfd., 5.75%(b)	880,026	21,859,846
Series EE, Pfd., 6.00%(b)	966,949	24,280,089
KeyCorp
Series G, Pfd., 5.63%(b)	332,873	7,379,794
Series F, Pfd., 5.65%	313,550	6,675,480
Series E, Pfd., 6.13%(c)	368,719	8,823,446
Pfd., 6.20%(c)	448,447	10,022,790
M&T Bank Corp., Series H, Pfd., 5.63%(c)	183,039	4,444,187
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	374,721	7,591,848
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	297,188	5,370,187
Series C, Pfd., 5.70%(c)	374,467	8,388,061
Series B, Pfd., 6.38%(c)	367,051	8,945,033
Synovus Financial Corp., Series E, Pfd., 5.88%(c)	256,151	6,081,025
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	220,775	4,294,074
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	677,115	14,571,515
Series O, Pfd., 5.25%(b)	416,849	9,900,164
U.S. Bancorp
Series L, Pfd., 3.75%(b)	378,596	6,534,567
Series M, Pfd., 4.00%(b)	564,772	10,363,566
Series O, Pfd., 4.50%(b)	335,459	6,823,236
Series K, Pfd., 5.50%(b)	428,647	10,480,419
WaFd, Inc., Series A, Pfd., 4.88%	219,556	3,785,145
Wells Fargo & Co.
Series DD, Pfd., 4.25%	658,969	12,395,207
Series CC, Pfd., 4.38%	555,657	10,763,076
Series AA, Pfd., 4.70%(b)	612,046	12,657,111
Series Z, Pfd., 4.75%	1,056,520	21,954,486
Series Y, Pfd., 5.63%	363,942	8,872,906
Series R, Pfd., 6.63%	437,594	11,058,000
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	217,515	3,743,433
		480,380,429
	Shares	Value
Capital Markets-16.10%
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	443,983	$9,234,846
Series D, Pfd., 5.95%(b)	552,742	14,023,064
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(c)	510,502	13,125,006
Morgan Stanley
Series O, Pfd., 4.25%(b)	697,432	13,746,385
Series L, Pfd., 4.88%(b)	266,779	6,127,914
Series K, Pfd., 5.85%	524,831	12,963,326
Series I, Pfd., 6.38%	530,006	13,297,851
Series P, Pfd., 6.50%(b)	530,117	14,132,919
Series F, Pfd., 6.88%	452,305	11,452,363
Series E, Pfd., 7.13%	459,498	11,666,654
Northern Trust Corp., Series E, Pfd., 4.70%(b)	291,075	6,450,222
State Street Corp.
Series G, Pfd., 5.35%(b)	368,209	8,914,340
Series D, Pfd., 5.90%(b)	544,863	13,719,650
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	217,505	3,943,366
		152,797,906
Consumer Finance-5.68%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	246,896	4,362,652
Series L, Pfd., 4.38%	393,857	7,046,102
Series J, Pfd., 4.80%	727,323	14,102,793
Series I, Pfd., 5.00%	875,395	17,788,027
Synchrony Financial, Series A, Pfd., 5.63%(b)	549,101	10,603,140
		53,902,714
Financial Services-3.48%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	222,102	3,766,850
Series A, Pfd., 5.25%(b)	593,565	13,224,628
Jackson Financial, Inc., Pfd., 8.00%(c)	401,574	10,850,529
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	217,968	5,213,795
		33,055,802
Insurance-23.50%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	225,588	5,123,103
Series H, Pfd., 5.10%	882,416	20,966,204
Series J, Pfd., 7.38%	447,446	12,179,480
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	291,331	6,738,486
Series B, Pfd., 6.63%(c)	217,553	5,480,160
American International Group, Inc., Series A, Pfd., 5.85%	363,495	8,931,072
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	363,235	7,384,568
Series F, Pfd., 5.45%	243,030	5,711,205
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	180,734	3,916,506
Pfd., 5.63% (Bermuda)	180,028	3,758,985
Athene Holding Ltd.
Series D, Pfd., 4.88%	339,127	6,236,546
Series B, Pfd., 5.63%	205,337	4,482,507
Series A, Pfd., 6.35%(c)	515,289	12,253,572
Series C, Pfd., 6.38%(c)	358,261	8,935,029
Series E, Pfd., 7.75%(c)	298,656	7,779,989
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Insurance-(continued)
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	413,649	$9,236,782
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	253,595	4,247,716
Series C, Pfd., 5.38%(b)	422,478	8,656,574
Series A, Pfd., 6.60%(b)	307,473	7,634,555
Series B, Pfd., 6.75%(b)	290,676	7,406,425
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	291,441	7,414,259
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	250,056	6,203,889
Lincoln National Corp., Series D, Pfd., 9.00%	374,506	10,564,814
MetLife, Inc.
Series F, Pfd., 4.75%	747,087	16,069,841
Series E, Pfd., 5.63%	591,421	14,466,158
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	367,519	6,721,923
Series F, Pfd., 5.75% (Bermuda)(b)	181,951	4,528,760
		223,029,108
Trading Companies & Distributors-0.47%
Air Lease Corp., Series A, Pfd., 6.15%(c)	181,104	4,513,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,058,206,959)		947,679,071
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.49%
Invesco Private Government Fund, 5.29%(d)(e)(f)	10,323,166	$10,323,166
Invesco Private Prime Fund, 5.52%(d)(e)(f)	22,758,093	22,774,024
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,096,898)		33,097,190
TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $1,091,303,857)		980,776,261
OTHER ASSETS LESS LIABILITIES-(3.33)%		(31,563,095)
NET ASSETS-100.00%		$949,213,166

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,322,226	$131,829,384	$(138,151,610)	$-	$-	$-	$198,219
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,165,777	62,867,956	(63,710,567)	-	-	10,323,166	379,171*
Invesco Private Prime Fund	28,711,998	140,607,005	(146,560,165)	1,930	13,256	22,774,024	1,001,171*
Total	$46,200,001	$335,304,345	$(348,422,342)	$1,930	$13,256	$33,097,190	$1,578,561

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Banks-16.52%
Huntington Bancshares, Inc.	2,164,661	$27,556,135
KeyCorp	2,364,548	34,356,882
Northwest Bancshares, Inc.	2,853,604	35,299,081
PNC Financial Services Group, Inc. (The)	150,485	22,754,837
Sandy Spring Bancorp, Inc.	1,241,571	30,269,501
Truist Financial Corp.	891,362	33,033,876
U.S. Bancorp	584,894	24,296,497
		207,566,809
Capital Markets-3.68%
Franklin Resources, Inc.	863,681	22,999,825
T. Rowe Price Group, Inc.	214,549	23,267,839
		46,267,664
Chemicals-4.91%
Eastman Chemical Co.	202,402	16,910,687
LyondellBasell Industries N.V., Class A	245,867	23,141,002
Scotts Miracle-Gro Co. (The)(b)	383,601	21,581,392
		61,633,081
Commercial Services & Supplies-1.22%
HNI Corp.	377,473	15,370,701
Consumer Staples Distribution & Retail-3.91%
Walgreens Boots Alliance, Inc.(b)	2,173,835	49,063,456
Containers & Packaging-1.05%
Packaging Corp. of America	79,731	13,225,778
Diversified Telecommunication Services-5.26%
Cogent Communications Holdings, Inc.(b)	415,047	32,041,628
Verizon Communications, Inc.	803,566	34,031,020
		66,072,648
Electric Utilities-11.34%
ALLETE, Inc.	396,335	23,427,362
Duke Energy Corp.	214,603	20,565,406
Edison International	295,903	19,967,534
Evergy, Inc.	428,557	21,757,839
OGE Energy Corp.	608,471	20,225,576
Pinnacle West Capital Corp.	278,543	19,191,613
Southern Co. (The)	248,399	17,268,698
		142,404,028
Food Products-1.59%
Kellanova	363,677	19,914,953
Gas Utilities-3.49%
Northwest Natural Holding Co.	652,082	24,035,743
Spire, Inc.(b)	348,317	19,773,956
		43,809,699
Household Durables-5.18%
Leggett & Platt, Inc.(b)	1,549,252	35,958,139
Whirlpool Corp.(b)	265,705	29,100,012
		65,058,151
Household Products-1.33%
Kimberly-Clark Corp.	138,221	16,720,594
Industrial Conglomerates-2.07%
3M Co.	275,216	25,966,630
Insurance-6.59%
Fidelity National Financial, Inc.(b)	396,280	19,825,888
	Shares	Value
Insurance-(continued)
Lincoln National Corp.	1,409,017	$38,677,517
Prudential Financial, Inc.	231,513	24,292,659
		82,796,064
IT Services-1.74%
International Business Machines Corp.	118,722	21,804,483
Machinery-1.30%
Stanley Black & Decker, Inc.(b)	175,446	16,369,112
Metals & Mining-2.09%
Kaiser Aluminum Corp.	405,445	26,313,380
Multi-Utilities-5.43%
Avista Corp.(b)	718,631	24,440,640
Black Hills Corp.	422,856	21,887,027
NorthWestern Energy Group, Inc.(b)	453,535	21,824,104
		68,151,771
Oil, Gas & Consumable Fuels-2.86%
Chevron Corp.	131,872	19,441,889
Phillips 66	113,832	16,427,096
		35,868,985
Personal Care Products-3.58%
Nu Skin Enterprises, Inc., Class A	2,424,279	44,994,618
Pharmaceuticals-1.71%
Pfizer, Inc.	795,203	21,534,097
Real Estate Management & Development-2.79%
Kennedy-Wilson Holdings, Inc.(b)	3,354,714	35,056,761
Specialty Retail-1.88%
Best Buy Co., Inc.	325,622	23,604,339
Tobacco-7.09%
Altria Group, Inc.	967,904	38,832,308
Philip Morris International, Inc.	263,940	23,978,949
Universal Corp.	452,268	26,208,931
		89,020,188
Wireless Telecommunication Services-1.30%
Telephone & Data Systems, Inc.(c)	852,592	16,378,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,290,731,958)		1,254,966,282
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.33%
Invesco Private Government Fund, 5.29%(c)(d)(e)	8,180,641	8,180,641
Invesco Private Prime Fund, 5.52%(c)(d)(e)	21,021,220	21,035,935
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,216,576)		29,216,576
TOTAL INVESTMENTS IN SECURITIES-102.24% (Cost $1,319,948,534)		1,284,182,858
OTHER ASSETS LESS LIABILITIES-(2.24)%		(28,096,028)
NET ASSETS-100.00%		$1,256,086,830
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$42,530,427	$(42,530,427)	$-	$-	$-	$33,082
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,045,465	256,998,684	(299,863,508)	-	-	8,180,641	1,097,627*
Invesco Private Prime Fund	131,259,768	567,911,312	(678,181,379)	2,666	43,568	21,035,935	2,984,558*
Investments in Other Affiliates:
Telephone & Data Systems, Inc.**	29,131,240	44,779,503	(123,642,382)	10,051,076	56,058,855	16,378,292	2,077,567
Total	$211,436,473	$912,219,926	$(1,144,217,696)	$10,053,742	$56,102,423	$45,594,868	$6,192,834

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of April 30, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-3.85%
Rio Tinto PLC, ADR	524,343	$36,321,241
Canada-60.32%
Agnico Eagle Mines Ltd.	359,785	17,687,031
Algonquin Power & Utilities Corp.(a)	5,889,863	34,926,888
BCE, Inc.(a)	919,741	37,111,549
Brookfield Corp.	145,384	5,768,837
Brookfield Infrastructure Partners L.P.	1,382,341	43,391,684
Brookfield Renewable Partners L.P.	1,426,273	37,097,361
Canadian Imperial Bank of Commerce	876,979	39,621,911
Canadian National Railway Co.	110,169	13,665,363
Canadian Natural Resources Ltd.	381,152	24,389,917
Enbridge, Inc.(a)	1,038,823	36,878,217
FirstService Corp.	23,142	3,879,293
Fortis, Inc.	681,557	27,350,882
Franco-Nevada Corp.	69,356	7,507,787
Imperial Oil Ltd.	292,565	16,878,075
Magna International, Inc.	410,678	23,347,044
Open Text Corp.	396,928	17,310,030
RB Global, Inc.	172,736	11,049,922
Restaurant Brands International, Inc.(a)	281,194	21,955,628
Royal Bank of Canada	314,217	30,670,721
Stantec, Inc.(a)	66,697	5,362,439
TC Energy Corp.	965,366	38,064,381
TELUS Corp.(a)	2,022,738	36,207,010
TFI International, Inc.	64,924	8,535,558
Toronto-Dominion Bank (The)	494,881	30,054,123
		568,711,651
Denmark-0.79%
Novo Nordisk A/S, ADR	64,533	7,404,516
Germany-2.96%
Fresenius Medical Care AG, ADR(a)	932,561	17,998,427
SAP SE, ADR	57,249	9,909,802
		27,908,229
India-2.21%
Infosys Ltd., ADR	902,116	17,916,024
Reliance Industries Ltd., GDR(b)	42,549	2,952,900
		20,868,924
Japan-5.06%
Mitsubishi UFJ Financial Group, Inc., ADR	2,002,465	18,723,048
Sony Group Corp., ADR	47,610	4,653,877
Sumitomo Mitsui Financial Group, Inc., ADR(a)	2,363,538	24,320,806
		47,697,731
Mexico-2.01%
America Movil S.A.B. de C.V., ADR	1,047,694	18,910,877
	Shares	Value
Spain-3.88%
Atlantica Sustainable Infrastructure PLC	1,904,269	$36,523,880
Switzerland-3.33%
Logitech International S.A., Class R(a)	97,873	8,161,630
Novartis AG, ADR	224,392	23,217,840
		31,379,470
United Kingdom-7.07%
Diageo PLC, ADR(a)	129,182	18,644,838
National Grid PLC, ADR(a)	526,041	35,523,549
RELX PLC, ADR(a)	302,553	12,510,566
		66,678,953
United States-8.46%
Amdocs Ltd.	156,975	14,391,468
CRH PLC	210,408	15,098,878
Linde PLC	18,848	7,630,236
Sanofi S.A., ADR	563,650	28,126,135
Waste Connections, Inc.	36,977	5,741,049
Willis Towers Watson PLC	35,707	8,794,634
		79,782,400
Total Common Stocks & Other Equity Interests (Cost $894,989,680)		942,187,872
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $564,851)	564,851	564,851
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $895,554,531)		942,752,723
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.88%
Invesco Private Government Fund, 5.29%(c)(d)(e)	36,352,068	36,352,068
Invesco Private Prime Fund, 5.52%(c)(d)(e)	94,436,451	94,502,557
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,851,441)		130,854,625
TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,026,405,972)		1,073,607,348
OTHER ASSETS LESS LIABILITIES-(13.88)%		(130,839,512)
NET ASSETS-100.00%		$942,767,836
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,956,328	$(20,391,477)	$-	$-	$564,851	$9,336
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,341,411	378,282,283	(374,271,626)	-	-	36,352,068	1,535,122*
Invesco Private Prime Fund	83,231,809	860,168,817	(848,979,046)	3,794	77,183	94,502,557	4,148,171*
Total	$115,573,220	$1,259,407,428	$(1,243,642,149)	$3,794	$77,183	$131,419,476	$5,692,629

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,070,663,460	$-	$-	$1,070,663,460
Money Market Funds	991,038	58,916,481	-	59,907,519
Total Investments	$1,071,654,498	$58,916,481	$-	$1,130,570,979
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$625,543,992	$-	$-	$625,543,992
Money Market Funds	222,188	20,548,168	-	20,770,356
Total Investments	$625,766,180	$20,548,168	$-	$646,314,348
Invesco Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$290,522,831	$-	$-	$290,522,831
Money Market Funds	82,528	2,359,747	-	2,442,275
Total Investments	$290,605,359	$2,359,747	$-	$292,965,106
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$947,679,071	$-	$-	$947,679,071
Money Market Funds	-	33,097,190	-	33,097,190
Total Investments	$947,679,071	$33,097,190	$-	$980,776,261
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,254,966,282	$-	$-	$1,254,966,282
Money Market Funds	-	29,216,576	-	29,216,576
Total Investments	$1,254,966,282	$29,216,576	$-	$1,284,182,858

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$942,187,872	$-	$-	$942,187,872
Money Market Funds	564,851	130,854,625	-	131,419,476
Total Investments	$942,752,723	$130,854,625	$-	$1,073,607,348